Related party disclosures - Key management compensation (Details) - Key management personnel ₨ in Thousands, EquityInstruments in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨) EquityInstruments	Mar. 31, 2017 INR (₨) EquityInstruments	Mar. 31, 2016 INR (₨)
Related party disclosures
Short-term employee benefits	₨ 47,369	₨ 28,760	₨ 17,239
Contributions to defined contribution plans	22	22	22
Profit linked bonus	8,790	27,187	3,796
Directors Sitting fee's	9,947	2,762
Share based payment	447,848	353,271	8,920
Total compensation paid to key management personnel	₨ 513,976	₨ 412,002	₨ 29,977
Shares repurchased | EquityInstruments	0	7,982